UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

SiVest Group, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 866-7096

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Firsthand Technology Leaders Fund
Portfolio of Investments, March 31, 2012 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 48.6% ($14,663,795)
Advanced Materials — 1.9% ($563,200)
Corning, Inc.	40,000	$563,200
Communications Equipment — 5.6% ($1,707,200)
Nokia OYJ - SP ADR	50,000	274,500
QUALCOMM, Inc.	15,000	1,020,300
Telefonaktiebolaget Ericsson LM - SP ADR	40,000	412,400
Computer — 10.9% ($3,297,085)
Apple, Inc. *	5,500	3,297,085
Internet — 4.5% ($1,364,910)
Google, Inc., Class A *	1,500	961,860
Yandex NV, Class A *	15,000	403,050
Networking — 2.8% ($846,000)
Cisco Systems, Inc.	40,000	846,000
Other Electronics — 1.6% ($470,800)
LG Display Co., Ltd. - ADR *	40,000	470,800
Semiconductor Equipment — 2.9% ($874,600)
Applied Materials, Inc.	30,000	373,200
ASML Holding N.V.*	10,000	501,400
Semiconductors — 9.1% ($2,731,800)
Intel Corp.	40,000	1,124,400
NVIDIA Corp. *	40,000	615,600
SanDisk Corp. *	20,000	991,800
Software — 9.3% ($2,808,200)
Microsoft Corp.	40,000	1,290,000
Oracle Corp.	20,000	583,200
Symantec Corp. *	50,000	935,000
Investment Company — 51.7% ($15,592,735)
Fidelity Institutional Money Market Fund	15,592,735	15,592,735

Total Investments (Cost $26,310,900) — 100.3%		30,256,530
Liabilities in excess of other assets — (0.3)%		(83,499)

NET ASSETS — 100.0%		$30,173,031

*	Non-income producing security.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Technology Opportunities Fund
Portfolio of Investments, March 31, 2012 (unaudited)

	SHARES CONTRACTS	MARKET VALUE
COMMON STOCKS — 80.8% ($75,857,493)
Advanced Materials — 0.4% ($361,000)
MEMC Electronic Materials Inc.*	100,000	$361,000
Communications — 7.6% ($7,134,600)
Equinix, Inc.*	20,000	3,149,000
Rackspace Hosting, Inc.*	40,000	2,311,600
VimpelCom Ltd - SP ADR	150,000	1,674,000
Communications Equipment — 9.8% ($9,253,000)
Ciena Corp.*	120,000	1,942,800
Motorola Mobility Holdings, Inc.*	80,000	3,139,200
Nokia OYJ - SP ADR	450,000	2,470,500
QUALCOMM, Inc.	25,000	1,700,500
Computer — 9.6% ($8,992,050)
Apple, Inc.*	15,000	8,992,050
Internet — 29.1% ($27,347,693)
Akamai Technologies, Inc.*	80,000	2,936,000
Amazon.com, Inc.*	20,000	4,050,200
Baidu, Inc. - SP ADR*	35,000	5,101,950
Google, Inc., Class A*	7,000	4,488,680
SINA Corp.*	60,000	3,900,000
Tencent Holdings Ltd.	150,000	4,183,863
Yandex NV, Class A*	100,000	2,687,000
Networking — 2.4% ($2,246,400)
Riverbed Technology, Inc. (1)*	80,000	2,246,400
Other Electronics — 2.8% ($2,593,500)
VeriFone Systems, Inc.*	50,000	2,593,500
Semiconductors — 9.2% ($8,596,950)
ARM Holdings, PLC - SP ADR	105,000	2,970,450
NVIDIA Corp.*	150,000	2,308,500
Skyworks Solutions, Inc.*	120,000	3,318,000
Software — 9.9% ($9,332,300)
Microsoft Corp. (1)	150,000	4,837,500
VMware, Inc., Class A*	40,000	4,494,800

EXCHANGE-TRADED FUND — 0.5% ($504,600)
Other — 0.5% ($504,600)
iPath S&P 500 VIX Short-Term Futures ETF*	30,000	504,600
PURCHASED OPTIONS — 1.7% ($1,589,300)
Communications — 0.1% ($124,800)
Riverbed Technology Inc. Put Option, Expiring June 2012, Strike Price $26.00	800	124,800
Computer — 0.5% ($414,000)
Dell Inc. Put Option, Expiring January 2013, Strike Price $15.00	4,000	414,000
Internet — 1.1% ($1,025,000)
GameStop Corp., Class A , Put Option, Expiring January 2013, Strike Price $20.00	2,000	470,000
SINA Corp. Put Option, Expiring June 2012, Strike Price $67.50	600	540,000
Yahoo! Inc. Call Option, Expiring April 2012, Strike Price $18.00	5,000	15,000
Software — 0.0% ($25,500)
Microsoft Corp. Put Option, Expiring May 2012, Strike Price $29.00	1,500	25,500
INVESTMENT COMPANY — 17.6% ($16,496,532)
Fidelity Institutional Money Market Fund	16,496,532	16,496,532

Total Investments (Cost $80,198,637) — 100.6%		94,447,925
Liabilities in excess of other assets — (0.6)%		(519,061)

NET ASSETS — 100.0%		$93,928,864

WRITTEN OPTIONS — (0.3)% ($283,400)
Networking — (0.1)% ($130,400)
Riverbed Technology Inc. Call Option, Expiring June 2012, Strike Price $30.00	(800)	(130,400)
Software — (0.2)% ($153,000)
Microsoft Corp. Call Option, Expiring May 2012, Strike Price $32.00	(1,500)	(153,000)

Total Written Options (Proceeds $221,156)		$(283,400)

*	Non-income producing security.
(1)	Securities held in connection with open written call options.
ETF	Exchange Traded Fund
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

Firsthand Alternative Energy Fund
Portfolio of Investments, March 31, 2012 (unaudited)

	SHARES/ CONTRACTS	MARKET VALUE
COMMON STOCKS — 96.2% ($3,221,089)
Advanced Materials — 10.6% ($353,125)
Corning, Inc.	9,460	$133,197
MEMC Electronic Materials Inc.*	19,130	69,059
Metabolix, Inc.*	4,700	13,301
Praxair, Inc.	1,200	137,568
Basic Materials — 1.5% ($49,105)
Metalico, Inc.*	11,500	49,105
Battery — 1.0% ($33,712)
A123 Systems, Inc.*	30,100	33,712
Building Automation — 2.1% ($71,456)
Johnson Controls, Inc.	2,200	71,456
Energy Efficiency — 12.6% ($421,420)
Echelon Corp.*	19,500	86,385
Honeywell International, Inc.	3,580	218,559
Itron, Inc.*	2,565	116,476
Environmental Services — 6.8% ($228,514)
ADA-ES, Inc.*	9,400	228,514
Industrials — 3.4% ($112,838)
3M Co.	800	71,368
United Technologies Corp.	500	41,470
Intellectual Property — 0.0% ($36)
Silicon Genesis Corp., Common (1)*	181,407	36
Other Electronics — 7.5% ($250,079)
Intevac, Inc.*	17,800	151,300
Koninklijke (Royal) Philips Electronics N.V.	4,854	98,779
Power Conversion/supply Equipment — 2.1% ($71,435)
Power-One, Inc.*	15,700	71,435
Renewable Energy — 42.2% ($1,414,110)
Amtech Systems, Inc.*	6,600	54,978
DayStar Technologies, Inc.*	112	25
FuelCell Energy, Inc.*	5,000	7,850
Gamesa Corp. Tecnologica S.A.	7,059	22,416
GT Advanced Technologies, Inc.*	31,900	263,813
Hanwha SolarOne Co., Ltd. - SP ADR*	50,400	64,512
Iberdrola S.A.	16,934	96,144
JA Solar Holdings Co., Ltd. - ADR*	65,000	100,750
JinkoSolar Holding Co., Ltd. - ADR*	8,000	48,800
Meyer Burger Technology AG*	10,000	163,399
Motech Industries, Inc.	58,069	96,799
Orion Energy Systems, Inc.*	14,000	33,320
Sharp Corp.	11,000	80,271
SunPower Corp., Class B*	15,931	101,640
Trina Solar Ltd. - SP ADR*	14,600	104,098
ULVAC, Inc.*	2,700	29,652
Vestas Wind Systems A.S.*	6,000	61,080
WaterFurnace Renewable Energy, Inc.	600	12,163
Yingli Green Energy Holding Co. - ADR*	20,000	72,400
Semiconductors — 6.4% ($215,259)
Power Integrations, Inc.	5,799	215,259
PREFERRED STOCK — 0.2% ($5,593)
Intellectual Property — 0.0% ($343)
Silicon Genesis Corp., Series 1-C (1)*	152	3
Silicon Genesis Corp., Series 1-E (1)*	3,000	340
Renewable Energy — 0.2% ($5,250)
SoloPower, Series C-1 (1)*	2,142	5,250
PURCHASED OPTIONS — 0.3% ($11,500)
Renewable Energy — 0.3% ($11,500)
Guggenheim Solar Energy Index ETF, Put Option, Expiring May 2012, Strike Price $23.00	100	11,500
Investment Compan — 0.5% ($17,236)
Fidelity Institutional Money Market Fund	17,236	17,236

Total Investments (Cost $5,786,013) — 97.2%		3,255,418
Other assets in excess of liabilities — 2.8%		93,154

NET ASSETS — 100.0%		$3,348,572

*	Non-income producing security.
(1)	Restricted security.
ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2012 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as March 31, 2012.

	Firsthand Technology Leaders Fund	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
Gross unrealized appreciation	$5,365,278	$16,666,754	$572,924
Gross unrealized depreciation	(1,419,648)	(2,417,466)	(3,103,519)
Net unrealized appreciation (depreciation)	$3,945,630	$14,249,288	$(2,530,595)
Federal income tax cost, investments	$26,310,900	$80,198,637	$5,786,013
Federal income tax cost, written options	—	221,156	—
Federal income tax cost	$26,310,900	$80,419,793	$5,786,013

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

Options—The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The number of option contracts written and the premiums received during the period ended March 31, 2012, were as follows:

	Firsthand Technology Opportunities Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	—	$—
Options written during period	5,600	1,012,894
Options expired during period	—	—
Options closed during period	(3,300)	(791,738)
Options exercised during period	—	—
Options outstanding, end of period	2,300	221,156

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

The following is a summary of the Funds' derivative instruments (not accounted for as hedging investments), categorized by primary risk exposure as of March 31, 2012:

	Asset Derivatives Value

Fund	Total Value at March 31, 2012	Equity Contracts
Firsthand Technology Leaders Fund	$—	$—
Firsthand Technology Opportunities Fund	1,589,300	13,900
Firsthand Alternative Energy Fund	11,500	100
Total	$1,600,800	$14,000

	Liability Derivatives Value

Fund	Total Value at March 31, 2012	Equity Contracts
Firsthand Technology Leaders Fund	$—	$—
Firsthand Technology Opportunities Fund	(283,400)	(283,400)
Total	$(283,400)	$(283,400)

The average volume of each Fund’s derivatives during the period ended March 31, 2012 is as follows:

	Purchased Options (Contracts)	Written Options (Contracts)
Firsthand Technology Leaders Fund	—	—
Firsthand Technology Opportunities Fund	8,550	1,150
Firsthand Alternative Energy Fund	50	—

Short Positions—Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of March 31, 2012, the Alternative Energy Fund was invested in the following restricted securities:
SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX

Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$22	—	%*
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	14	—	%*
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	3	—	%*
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	340	—	%*
SoloPower, Series C-1 P/S	September 23, 2008	2,142	21,425	5,250	0.2%
			$79,074	$5,629	0.2%

* Percentages are less than 0.05%.
   P/S Preferred Stock

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of March 31, 2012, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Fund will not be unfavorably affected by these potential conflicts.

Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:

Securities Valuation—A Fund’s portfolio of securities is valued as follows:

1.
Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.
Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.)

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered, include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access

Level 2 -
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of March 31, 2012:

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TLFQX
Common Stocks
Advanced Materials	$563,200	$—	$—
Communications Equipment	1,707,200	—	—
Computer	3,297,085	—	—
Internet	1,364,910	—	—
Networking	846,000	—	—
Other Electronics	470,800	—	—
Semiconductor Equipment	874,600	—	—
Semiconductors	2,731,800	—	—
Software	2,808,200	—	—
Total Common Stock	14,663,795	—	—
Investment Company	15,592,735	—	—
Total	$30,256,530	$—	$—

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
TEFQX
Common Stocks
Advanced Materials	$361,000	—	—
Communications	7,134,600	—	—
Communications Equipment	9,253,000	—	—
Computer	8,992,050	—	—
Internet	27,347,693	—	—
Networking	2,246,400	—	—
Other Electronics	2,593,500	—	—
Semiconductors	8,596,950	—	—
Software	9,332,300	—	—
Total Common Stock	75,857,493	—	—
Exchange – Traded Note	504,600		—
Investment Company	16,496,532
Asset Derivatives **
Equity Contracts	—	1,589,300	—
Total	$92,858,625	$1,589,300	$—
Liability Derivatives ** Equity Contracts	$—	$(283,400)	$—

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

FUND *	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ALTEX
Common Stocks
Advanced Materials	$353,125	$—	$—
Basic Materials	49,105	—	—
Battery	33,712	—	—
Building Automation	71,456	—	—
Energy Efficiency	421,420	—	—
Environmental Services	228,514	—	—
Industrials	112,838	—	—
Intellectual Property	—	—	36
Other Electronics	250,079	—	—
Power Conversion/Supply Equipment	71,435	—	—
Renewable Energy	1,414,110		—
Semiconductors	215,259	—	—
Total Common Stocks	3,221,053		36
Preferred Stocks
Intellectual Property	—	—	343
Renewable Energy	—	—	5,250
Total Preferred Stocks	—	—	5,593
Investment Company	17,236		—
Asset Derivatives **
Equity Contracts	—	11,500	—
Total	$3,238,289	$11,500	$5,629

*	TLFQX: Firsthand Technology Leaders Fund;
TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund
**	Asset derivatives include warrants and purchased options. Liability derivatives include written options.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period. There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2012.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/11	GROSS PURCHASES	GROSS SALES	NET REALIZED GAINS (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 03/31/12
Common Stocks
Intellectual Property	$18	$—	$—	$—	$18	$—	$36
Preferred Stocks
Intellectual Property	625	—	—	—	(282)	—	343
Renewable Energy	6,749	—	—	—	(1,499)	—	5,250
Total	$7,392	$—	$—	$—	$(1,763)	$—	$5,629

The net change in unrealized appreciation (depreciation) from Level 3 investments held as of March 31, 2012, for Firsthand Alternative Energy Fund was $(1,763).

NOTES TO PORTFOLIO OF INVESTMENTS - continued
March 31, 2012 (unaudited)

The below chart represents quantitative disclosure about significant unobservable inputs for level 3 fair value measurements:

	FAIR VALUE AT 03/31/12	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE

Direct venture capital		Market Comparable	Revenue Multiple	0.30X-0.60X
Investments: Technology	$5,629	Companies	Discount for Lack of Marketability	0.0%-5.0%

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	May 24, 2012

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	May 24, 2012

* Print the name and title of each signing officer under his or her signature.